Income taxes - Deferred tax (Details) - Temporary differences on right-of-use assets and related lease liabilities - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ 2,578	€ 2,950
Deferred tax assets	€ 2,862	€ 3,260